Financial Highlights - Summary of Financial Highlights (Detail) - $ / shares	3 Months Ended			6 Months Ended			8 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2018		Mar. 31, 2017	Sep. 30, 2017
Net Asset Value
Net asset value per Share, beginning of period	$ 120.29		$ 118.42	$ 119.77	[1],[2]	$ 118.42	$ 118.42
Net investment income/(loss)	(0.15)		(0.10)	(0.30)		(0.10)	(0.41)
Net Realized and Change in Unrealized Gain (Loss)	0.08		5.75	0.75		5.75	1.76
Net Income/(Loss)	(0.07)		5.65	0.45		5.65	1.35
Net asset value per Share, end of period	120.22	[1]	124.07	120.22	[1]	124.07	119.77	[1],[2]
Market value per Share, beginning of period	120.87		119.53	118.89		119.53	119.53
Market value per Share, end of period	$ 120.92		$ 124.39	$ 120.92		$ 124.39	$ 118.89
Ratio to average net assets
Net Investment loss	(0.50%)		(0.50%)	(0.50%)		(0.50%)	(0.50%)
Gross expenses	0.50%		0.50%	0.50%		0.50%	0.50%
Net expenses	0.50%		0.50%	0.50%		0.50%	0.50%
Total Return, at net asset value	(0.06%)		4.77%	0.38%		4.77%	1.14%
Total Return, at market value	0.04%		4.07%	1.71%		4.07%	(0.54%)
SPDR Long Dollar Gold Trust [Member]
Net Asset Value
Net asset value per Share, beginning of period	$ 120.29		$ 118.42	$ 119.77	[1],[2]	$ 118.42	$ 118.42
Net investment income/(loss)	(0.15)		(0.10)	(0.30)		(0.10)	(0.41)
Net Realized and Change in Unrealized Gain (Loss)	0.08		5.75	0.75		5.75	1.76
Net Income/(Loss)	(0.07)		5.65	0.45		5.65	1.35
Net asset value per Share, end of period	120.22	[1]	124.07	120.22	[1]	124.07	119.77	[1],[2]
Market value per Share, beginning of period	120.87		119.53	118.89		119.53	119.53
Market value per Share, end of period	$ 120.92		$ 124.39	$ 120.92		$ 124.39	$ 118.89
Ratio to average net assets
Net Investment loss	(0.50%)		(0.50%)	(0.50%)		(0.50%)	(0.50%)
Gross expenses	0.50%		0.50%	0.50%		0.50%	0.50%
Net expenses	0.50%		0.50%	0.50%		0.50%	0.50%
Total Return, at net asset value	(0.06%)		4.77%	0.38%		4.77%	1.14%
Total Return, at market value	0.04%		4.07%	1.71%		4.07%	(0.54%)

[1]	Authorized share capital is unlimited and the par value of the Shares is $0.00.
[2]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.